ACQUISITIONS - Schedule of purchase consideration (Details) - Nelson Sports Inc. $ in Millions	Sep. 01, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 45.4
Contingent consideration	20.0
Total purchase consideration	$ 65.4